Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Service Class 2	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2023
Annual Return 2024	32.46%